Equipment Loan Receivable (Details) (SQN Echo II And SQN Echo LLC [Member], USD $)	12 Months Ended
Dec. 31, 2014
Maturity Date	Dec. 31, 2020
Balance	$ 11,399,479
Furniture And Fixtures [Member]
Maturity Date, Lower Range	Jun. 30, 2016
Maturity Date, Upper Range	Apr. 30, 2018
Balance	1,254,710
Fitness [Member]
Maturity Date	Dec. 31, 2014
Balance	16,617
Computers [Member]
Maturity Date, Lower Range	Oct. 31, 2014
Maturity Date, Upper Range	Sep. 30, 2017
Balance	671,951
Forklifts And Fuels Cells [Member]
Maturity Date, Lower Range	Oct. 31, 2014
Maturity Date, Upper Range	Oct. 31, 2017
Balance	4,890,305
Aircraft Equipment [Member]
Maturity Date, Lower Range	Sep. 30, 2015
Maturity Date, Upper Range	Dec. 31, 2017
Balance	1,944,346
Industrial [Member]
Maturity Date, Lower Range	Dec. 31, 2014
Maturity Date, Upper Range	Oct. 31, 2020
Balance	5,534,133
Machine tools [Member]
Balance	918,445
Medical and research equipment [Member]
Maturity Date, Lower Range	Jan. 31, 2015
Maturity Date, Upper Range	Dec. 31, 2017
Balance	$ 2,436,958